Expense Example {- Dynamic Capital Appreciation Portfolio} - 02.28 VIP Dynamic Capital Appreciation Portfolio Initial/Service/Service Class 2 PRO-10 - Dynamic Capital Appreciation Portfolio	Apr. 30, 2022 USD ($)
VIP Dynamic Capital Appreciation Portfolio-Initial VIP
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	822
VIP Dynamic Capital Appreciation Portfolio-Service VIP
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
VIP Dynamic Capital Appreciation Portfolio-Service 2 VIP
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	$ 1,120